TYPE		13F-HR
PERIOD	09/30/2007
FILER
	CIK	1386088
	CCC	zeoi6#uw
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading Department Supervisor

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Fairfax, Virginia
November 14, 2007
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
6
Form 13F Information Table Value Total:
$883,687


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                      Value       InveOtherVote
Name of Issuer                  Title of ClaCusip    x1000 Shares DiscManagAuth
ISHARES TR REALTY INDEX FD      EQUITY - ETF4642875641228191317379SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF4642873741314891021274SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF4642875071483791682689SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF4642872421584141501698SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769 63629 420827SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF9229087362589863994390SOLE      NONE


